Allowance for Credit Losses on Loans (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		¥ 700,959		¥ 809,817		¥ 650,849
Provision (credit) for credit losses on loans		52,827		90,848		187,599
Charge-offs		(46,323)	[1]	(227,450)	[1]	(59,840)
Recoveries		11,948		10,476		18,754
Net charge-offs		(34,376)		(216,974)		(41,086)
Others	[2]	30,660		17,268		12,455
Balance at end of fiscal year		750,071		700,959		809,817
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge-offs		(37,000)
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	[3]	130,594		134,397		85,567
Provision (credit) for credit losses on loans	[3]	(26,061)		44,287		49,729
Charge-offs	[3]	(9,505)	[1]	(68,772)	[1]	(23,144)
Recoveries	[3]	4,561		3,414		9,832
Net charge-offs	[3]	(4,945)		(65,358)		(13,312)
Others	[2],[3]	30,660		17,268		12,413
Balance at end of fiscal year	[3]	130,249		130,594		134,397
Corporate | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		505,901		601,506		481,420
Provision (credit) for credit losses on loans		83,702		51,551		144,998
Charge-offs		(31,936)	[1]	(153,014)	[1]	(32,530)
Recoveries		6,049		5,858		7,618
Net charge-offs		(25,887)		(147,156)		(24,912)
Others	[2]	0		0		0
Balance at end of fiscal year		563,716		505,901		601,506
Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		63,541		73,414		83,171
Provision (credit) for credit losses on loans		(4,208)		(5,413)		(6,895)
Charge-offs		(4,882)	[1]	(5,664)	[1]	(4,166)
Recoveries		1,338		1,204		1,304
Net charge-offs		(3,544)		(4,460)		(2,862)
Others	[2]	0		0		0
Balance at end of fiscal year		55,790		63,541		73,414
Sovereign | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		53		62		68
Provision (credit) for credit losses on loans		(9)		(9)		(6)
Charge-offs		0	[1]	0	[1]	0
Recoveries		0		0		0
Net charge-offs		0		0		0
Others	[2]	0		0		0
Balance at end of fiscal year		44		53		62
Banks and other financial institutions | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		870		438		623
Provision (credit) for credit losses on loans		(597)		432		(227)
Charge-offs		0	[1]	0	[1]	0
Recoveries		0		0		0
Net charge-offs		0		0		0
Others	[2]	0		0		42
Balance at end of fiscal year		¥ 273		¥ 870		¥ 438

[1]	Charge-offs decreased from ¥227,450 million for the fiscal year ended March 31, 2023 to ¥46,323 million for the fiscal year ended March 31, 2024. The decrease was due mainly to a charge-off related to a debt waiver to a domestic corporate borrower which was recognized in the fiscal year ended March 31, 2023.
[2]	Others includes primarily foreign exchange translation.
[3]	The majority of total foreign consist of corporate.